UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period marked the strongest first-half-of-the-year performance for U.S. stocks in 14 years. Despite heightened volatility during the second quarter stemming from signals that the Federal Reserve Board (the “Fed”) is likely to back away from its quantitative easing program later this year, equity investors generally responded positively to improved U.S. economic trends. Data from recovering labor and housing markets proved especially encouraging to investors, helping to support higher stock prices across most market sectors, investment styles, and capitalization ranges.

We continue to believe that the U.S. economy is poised for sustained growth over the next several years. Pent-up demographic demand could drive continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending.Although the Fed’s shift to a more moderately stimulative monetary policy stance is likely to spark bouts of short-term volatility, we currently expect positive economic trends to support corporate earnings and stock prices over the longer term. As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Thomas J. Durante, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Stock Index Fund’s Initial shares produced a total return of 13.66%, and its Service shares produced a total return of 13.52%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 13.82% for the same period.2,3

U.S. stocks rallied over the first six months of 2013 as investors responded positively to improving economic data. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Recovering Economy Fueled Market Gains

The year 2013 began in the wake of uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of the year, but last-minute legislation to address the tax increases quickly alleviated investors’ worries. Subsequently, investors responded positively to a number of positive economic trends, including improved U.S. employment and housing market trends, and to aggressively accommodative monetary policies implemented by the Federal Reserve Board (the “Fed”) and other central banks.As a result, by mid-May the S&P 500 Index and other broad measures of U.S. stock market performance reached new record highs.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In late May, remarks by Fed chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would back away from an ongoing quantitative easing program sooner than many had expected. As a result, most financial markets encountered heightened volatility as investors anticipated a more moderately accommodative monetary policy.These concerns drove intermediate- and long-term interest rates higher and commodity prices lower. Stock market turbulence in late May and throughout June erased some of the market’s previous gains, and investors began to turn away from relatively conservative, dividend-paying stocks and toward more speculative stocks, particularly those of companies considered more economically sensitive.

Financial Stocks Led U.S. Market Higher

The financials sector led the market’s advance when the investment banking units of major U.S. banking institutions benefited from increased issuance of debt and equity securities. Insurance companies fared well as earnings increased in an environment of relatively low claims and improved pricing power, and commercial banks posted higher mortgage origination volumes amid recovering housing markets.

The health care sector produced above-average results stemming from strength among large pharmaceutical developers, many of which have bolstered their research-and-development efforts and diversified their business mixes to include other health and beauty products. Some biotechnology companies fared especially well during a severe flu season and after receiving regulatory approvals for new medicines. In the consumer discretionary sector, media companies gained value due to higher advertising revenues and more effective cost controls. For example,Walt Disney saw strength in its cable television and theme park units, and News Corp. Cl. A and Cl. B unlocked shareholder value after splitting the company in two. Specialty retailers also advanced, particularly home improvement chains benefiting from more robust housing markets.

Disappointments during the reporting period included the information technology sector, where consumer electronics giant Apple fell sharply due to intensifying competitive pressures and earnings shortfalls, factors that also weighed on the company’s suppliers. In the materials sector, industrial metals producers were hurt by rising production costs, falling commodity prices, and sluggish order volumes from the emerging markets, while precious metals miners suffered when gold prices declined in response to improved stability in the global banking system.

The fund successfully employed futures contracts in its efforts to replicate the returns of the S&P 500 Index.

A Constructive Outlook for Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains in U.S. equity markets even in the wake of recent market gains.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are trademarks of Standard &
Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.54	$2.86
Ending value (after expenses)	$1,136.60	$1,135.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.45	$2.71
Ending value (after expenses)	$1,023.36	$1,022.12

† Expenses are equal to the fund’s annualized expense ratio of .29% for Initial Shares and .54% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)
Automobiles & Components—1.0%
BorgWarner	15,012	[a]	1,293,284
Delphi Automotive	36,551		1,852,770
Ford Motor	494,734		7,653,535
General Motors	96,008	[a]	3,198,026
Goodyear Tire & Rubber	30,040	[a]	459,312
Harley-Davidson	28,171		1,544,334
Johnson Controls	85,581		3,062,944
			19,064,205
Banks—3.0%
BB&T	87,473		2,963,585
Comerica	23,003		916,209
Fifth Third Bancorp	109,191		1,970,898
Hudson City Bancorp	64,738		593,000
Huntington Bancshares	111,419		877,982
KeyCorp	114,796		1,267,348
M&T Bank	15,233		1,702,288
People’s United Financial	44,393		661,456
PNC Financial Services Group	66,171		4,825,189
Regions Financial	176,032		1,677,585
SunTrust Banks	67,264		2,123,524
U.S. Bancorp	233,605		8,444,821
Wells Fargo & Co.	619,873		25,582,159
Zions Bancorporation	22,310		644,313
			54,250,357
Capital Goods—7.7%
3M	79,593		8,703,495
Boeing	85,930		8,802,669
Caterpillar	82,742		6,825,388
Cummins	22,058		2,392,411
Danaher	72,598		4,595,453
Deere & Co.	48,766		3,962,237
Dover	21,765		1,690,270
Eaton	58,959		3,880,092
Emerson Electric	90,449		4,933,088
Fastenal	35,017		1,605,529
Flowserve	17,733		957,759

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Fluor	20,203		1,198,240
General Dynamics	41,551		3,254,690
General Electric	1,301,740		30,187,351
Honeywell International	99,013		7,855,691
Illinois Tool Works	51,966		3,594,488
Ingersoll-Rand	34,400		1,909,888
Jacobs Engineering Group	16,793	[a]	925,798
Joy Global	13,364		648,555
L-3 Communications Holdings	11,026		945,369
Lockheed Martin	33,497		3,633,085
Masco	43,787		853,409
Northrop Grumman	29,616		2,452,205
PACCAR	44,144	[b]	2,368,767
Pall	14,104		936,929
Parker Hannifin	18,598		1,774,249
Pentair	25,658		1,480,210
Precision Castparts	18,329		4,142,537
Quanta Services	28,332	[a]	749,665
Raytheon	40,659		2,688,373
Rockwell Automation	18,140		1,508,160
Rockwell Collins	16,952		1,074,926
Roper Industries	12,840		1,594,985
Snap-on	7,385		660,071
Stanley Black & Decker	19,960		1,542,908
Textron	33,304		867,569
United Technologies	106,436		9,892,162
W.W. Grainger	7,458		1,880,758
Xylem	22,600		608,844
			139,578,273
Commercial & Professional Services—.7%
ADT	28,599	[a]	1,139,670
Avery Dennison	13,279		567,810
Cintas	13,382		609,416
Dun & Bradstreet	4,906	[b]	478,090
Equifax	15,447		910,292
Iron Mountain	20,420		543,376

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services (continued)
Pitney Bowes	27,570	[b]	404,728
Republic Services	36,960		1,254,422
Robert Half International	16,902		561,653
Stericycle	11,032	[a]	1,218,264
Tyco International	58,100		1,914,395
Waste Management	54,601		2,202,058
			11,804,174
Consumer Durables & Apparel—1.2%
Coach	35,036		2,000,205
D.R. Horton	35,504		755,525
Fossil Group	7,038	[a]	727,096
Garmin	14,662	[b]	530,178
Harman International Industries	8,150		441,730
Hasbro	14,686	[b]	658,373
Leggett & Platt	19,083		593,290
Lennar, Cl. A	20,220	[b]	728,729
Mattel	42,980		1,947,424
Newell Rubbermaid	37,233		977,366
NIKE, Cl. B	90,903		5,788,703
PulteGroup	44,106	[a]	836,691
PVH	10,195		1,274,885
Ralph Lauren	7,889		1,370,635
VF	11,002		2,124,046
Whirlpool	9,762		1,116,382
			21,871,258
Consumer Services—1.8%
Carnival	55,407		1,899,906
Chipotle Mexican Grill	3,904	[a]	1,422,422
Darden Restaurants	16,603		838,119
H&R Block	35,043		972,443
International Game Technology	34,374		574,390
Marriott International, Cl. A	30,322		1,224,099
McDonald’s	125,790		12,453,210
Starbucks	93,884		6,148,463
Starwood Hotels & Resorts Worldwide	25,196	[c]	1,592,135
Wyndham Worldwide	17,694		1,012,628

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Wynn Resorts	9,924		1,270,272
Yum! Brands	56,411		3,911,539
			33,319,626
Diversified Financials—7.0%
American Express	120,499		9,008,505
Ameriprise Financial	25,389		2,053,462
Bank of America	1,357,708		17,460,125
Bank of New York Mellon	145,667		4,085,959
BlackRock	15,748		4,044,874
Capital One Financial	72,897		4,578,661
Charles Schwab	137,331		2,915,537
Citigroup	382,948		18,370,016
CME Group	38,335		2,912,693
Discover Financial Services	61,932		2,950,440
E*TRADE Financial	31,226	[a]	395,321
Franklin Resources	17,268		2,348,793
Goldman Sachs Group	54,305		8,213,631
IntercontinentalExchange	9,405	[a]	1,671,833
Invesco	54,989		1,748,650
JPMorgan Chase & Co.	476,159		25,136,434
Legg Mason	15,358		476,252
Leucadia National	36,424		955,037
McGraw-Hill Financial	35,025		1,862,980
Moody’s	24,139		1,470,789
Morgan Stanley	171,871		4,198,809
NASDAQ OMX Group	14,054		460,831
Northern Trust	28,250		1,635,675
NYSE Euronext	31,582		1,307,495
SLM	56,256		1,286,012
State Street	57,169		3,727,990
T. Rowe Price Group	32,356		2,366,841
			127,643,645
Energy—10.4%
Anadarko Petroleum	62,710		5,388,670
Apache	49,031		4,110,269
Baker Hughes	55,202		2,546,468

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Cabot Oil & Gas	27,163		1,929,116
Cameron International	30,920	[a]	1,891,067
Chesapeake Energy	67,543	[b]	1,376,526
Chevron	243,835		28,855,434
ConocoPhillips	153,871		9,309,195
CONSOL Energy	27,986		758,421
Denbury Resources	48,071	[a]	832,590
Devon Energy	47,190		2,448,217
Diamond Offshore Drilling	8,837	[b]	607,897
Ensco, Cl. A	28,978		1,684,201
EOG Resources	34,026		4,480,544
EQT	18,739		1,487,314
Exxon Mobil	559,888		50,585,881
FMC Technologies	29,624	[a]	1,649,464
Halliburton	116,717		4,869,433
Helmerich & Payne	13,535		845,261
Hess	37,122		2,468,242
Kinder Morgan	79,006		3,014,079
Marathon Oil	88,504		3,060,468
Marathon Petroleum	41,459		2,946,077
Murphy Oil	23,535		1,433,046
Nabors Industries	36,637		560,912
National Oilwell Varco	53,381		3,677,951
Newfield Exploration	18,177	[a]	434,249
Noble	32,612		1,225,559
Noble Energy	44,882		2,694,715
Occidental Petroleum	101,006		9,012,765
Peabody Energy	32,748		479,431
Phillips 66	77,842		4,585,672
Pioneer Natural Resources	17,177		2,486,371
QEP Resources	24,072		668,720
Range Resources	20,277		1,567,818
Rowan, Cl. A	16,543	[a]	563,620
Schlumberger	167,312		11,989,578
Southwestern Energy	43,743	[a]	1,597,932
Spectra Energy	83,483		2,876,824

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Tesoro	16,896		883,999
Valero Energy	69,113		2,403,059
Williams	85,228		2,767,353
WPX Energy	26,988	[a,b]	511,153
			189,565,561
Food & Staples Retailing—2.4%
Costco Wholesale	54,586		6,035,574
CVS Caremark	154,379		8,827,391
Kroger	64,730		2,235,774
Safeway	29,233		691,653
Sysco	74,678		2,551,000
Wal-Mart Stores	206,561		15,386,729
Walgreen	107,730		4,761,666
Whole Foods Market	43,034		2,215,390
			42,705,177
Food, Beverage & Tobacco—5.7%
Altria Group	252,025		8,818,355
Archer-Daniels-Midland	82,324		2,791,607
Beam	19,942		1,258,540
Brown-Forman, Cl. B	18,852		1,273,453
Campbell Soup	23,038		1,031,872
Coca-Cola	480,970		19,291,707
Coca-Cola Enterprises	32,609		1,146,532
ConAgra Foods	51,603		1,802,493
Constellation Brands, Cl. A	20,043	[a]	1,044,641
Dr. Pepper Snapple Group	25,305		1,162,259
General Mills	80,932		3,927,630
Hershey	18,707		1,670,161
Hormel Foods	16,575		639,463
J.M. Smucker	13,938		1,437,705
Kellogg	31,930		2,050,864
Kraft Foods Group	74,171		4,143,934
Lorillard	47,340		2,067,811
McCormick & Co.	16,485		1,159,885
Mead Johnson Nutrition	25,268		2,001,984
Molson Coors Brewing, Cl. B	20,524		982,279

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Mondelez International, Cl. A	224,566		6,406,868
Monster Beverage	18,261	[a]	1,109,721
PepsiCo	194,614		15,917,479
Philip Morris International	205,931		17,837,743
Reynolds American	40,138		1,941,475
Tyson Foods, Cl. A	37,136		953,652
			103,870,113
Health Care Equipment & Services—4.3%
Abbott Laboratories	196,870		6,866,826
Aetna	47,535		3,020,374
AmerisourceBergen	28,664		1,600,311
Baxter International	68,372		4,736,128
Becton Dickinson & Co.	24,227		2,394,354
Boston Scientific	169,011	[a]	1,566,732
C.R. Bard	9,817		1,066,912
Cardinal Health	42,527		2,007,274
CareFusion	28,603	[a]	1,054,021
Cerner	18,248	[a]	1,753,450
Cigna	35,713		2,588,835
Covidien	59,074		3,712,210
DaVita HealthCare Partners	10,866	[a]	1,312,613
DENTSPLY International	17,849		731,095
Edwards Lifesciences	14,797	[a]	994,358
Express Scripts Holding	102,566	[a]	6,327,297
Humana	19,897		1,678,909
Intuitive Surgical	5,012	[a]	2,538,979
Laboratory Corp. of America Holdings	12,058	[a]	1,207,006
McKesson	28,581		3,272,525
Medtronic	126,732		6,522,896
Patterson	11,346		426,610
Quest Diagnostics	19,652		1,191,501
St. Jude Medical	35,241		1,608,047
Stryker	36,123		2,336,436
Tenet Healthcare	13,053	[a]	601,743
UnitedHealth Group	128,490		8,413,525
Varian Medical Systems	13,720	[a]	925,414

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
WellPoint	38,009		3,110,657
Zimmer Holdings	21,102		1,581,384
			77,148,422
Household & Personal Products—2.3%
Avon Products	56,016		1,178,016
Clorox	16,295		1,354,766
Colgate-Palmolive	110,197		6,313,186
Estee Lauder, Cl. A	29,916		1,967,575
Kimberly-Clark	48,548		4,715,953
Procter & Gamble	344,921		26,555,468
			42,084,964
Insurance—4.4%
ACE	42,500		3,802,900
Aflac	58,496		3,399,788
Allstate	59,690		2,872,283
American International Group	185,090	[a]	8,273,523
Aon	38,927		2,504,952
Assurant	9,468		482,016
Berkshire Hathaway, Cl. B	229,587	[a]	25,695,377
Chubb	32,625		2,761,706
Cincinnati Financial	17,995		825,970
Genworth Financial, Cl. A	59,781	[a]	682,101
Hartford Financial Services Group	57,346		1,773,138
Lincoln National	33,941		1,237,828
Loews	38,592		1,713,485
Marsh & McLennan	68,540		2,736,117
MetLife	137,018		6,269,944
Principal Financial Group	35,766		1,339,437
Progressive	69,267		1,760,767
Prudential Financial	58,198		4,250,200
Torchmark	11,721	[b]	763,506
Travelers	47,308		3,780,855
Unum Group	35,075	[a]	1,030,153
XL Group	36,685		1,112,289
			79,068,335

Common Stocks (continued)	Shares		Value ($)
Materials—3.2%
Air Products & Chemicals	25,932		2,374,593
Airgas	8,359		797,950
Alcoa	139,340		1,089,639
Allegheny Technologies	13,887		365,367
Ball	19,275		800,683
Bemis	12,383		484,671
CF Industries Holdings	7,376		1,264,984
Cliffs Natural Resources	19,020	[b]	309,075
Dow Chemical	152,220		4,896,917
E.I. du Pont de Nemours & Co.	115,970		6,088,425
Eastman Chemical	19,155		1,341,042
Ecolab	33,186		2,827,115
FMC	16,933		1,033,929
Freeport-McMoRan Copper & Gold	130,280		3,597,031
International Flavors & Fragrances	10,335		776,779
International Paper	55,131		2,442,855
LyondellBasell Industries, Cl. A	47,484		3,146,290
MeadWestvaco	22,877		780,334
Monsanto	67,160		6,635,408
Mosaic	34,529		1,858,005
Newmont Mining	61,947		1,855,313
Nucor	39,604		1,715,645
Owens-Illinois	22,187	[a]	616,577
PPG Industries	17,855		2,614,151
Praxair	37,079		4,270,018
Sealed Air	25,512		611,012
Sherwin-Williams	10,708		1,891,033
Sigma-Aldrich	15,611		1,254,500
United States Steel	19,606	[b]	343,693
Vulcan Materials	15,901		769,767
			58,852,801
Media—3.7%
Cablevision Systems (NY Group), Cl. A	26,917		452,744
CBS, Cl. B	71,958		3,516,587
Comcast, Cl. A	331,129		13,867,683

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media (continued)
DIRECTV	70,444	[a]	4,340,759
Discovery Communications, Cl. A	30,630	[a]	2,364,942
Gannett	29,194		714,085
Interpublic Group of Cos.	53,881		783,969
News Corp., Cl. A	250,707		8,173,048
Omnicom Group	32,617		2,050,631
Scripps Networks Interactive, Cl. A	10,481		699,712
Time Warner	117,165		6,774,480
Time Warner Cable	36,974		4,158,836
Viacom, Cl. B	56,231		3,826,520
Walt Disney	226,509		14,304,043
Washington Post, Cl. B	514	[b]	248,658
			66,276,697
Pharmaceuticals, Biotech &
Life Sciences—8.4%
AbbVie	199,310		8,239,475
Actavis	15,948	[a]	2,012,957
Agilent Technologies	43,281		1,850,696
Alexion Pharmaceuticals	24,385	[a]	2,249,272
Allergan	37,422		3,152,429
Amgen	94,384		9,311,925
Biogen Idec	29,872	[a]	6,428,454
Bristol-Myers Squibb	206,710		9,237,870
Celgene	52,476	[a]	6,134,969
Eli Lilly & Co.	125,118		6,145,796
Forest Laboratories	29,085	[a]	1,192,485
Gilead Sciences	191,964	[a]	9,830,476
Hospira	21,233	[a]	813,436
Johnson & Johnson	353,487		30,350,394
Life Technologies	22,263	[a]	1,647,685
Merck & Co.	379,229		17,615,187
Mylan	48,307	[a]	1,498,966
PerkinElmer	14,978		486,785
Perrigo	11,474		1,388,354
Pfizer	839,396		23,511,482

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Regeneron Pharmaceuticals	9,543	[a]	2,146,030
Thermo Fisher Scientific	44,754		3,787,531
Waters	11,098	[a]	1,110,355
Zoetis	62,970		1,945,132
			152,088,141
Real Estate—2.1%
American Tower	49,457	[c]	3,618,769
Apartment Investment & Management, Cl. A	19,722	[c]	592,449
AvalonBay Communities	15,295	[c]	2,063,448
Boston Properties	18,925	[c]	1,996,020
CBRE Group, Cl. A	37,293	[a]	871,164
Equity Residential	40,005	[c]	2,322,690
HCP	56,690	[c]	2,575,994
Health Care	35,096	[c]	2,352,485
Host Hotels & Resorts	93,695	[c]	1,580,635
Kimco Realty	50,677	[c]	1,086,008
Macerich	18,071	[c]	1,101,789
Plum Creek Timber	20,903	[c]	975,543
Prologis	62,686	[c]	2,364,516
Public Storage	18,035	[c]	2,765,307
Simon Property Group	39,314	[c]	6,208,467
Ventas	36,499	[c]	2,535,221
Vornado Realty Trust	21,120	[c]	1,749,792
Weyerhaeuser	68,068	[c]	1,939,257
			38,699,554
Retailing—4.4%
Abercrombie & Fitch, Cl. A	10,357		468,654
Amazon.com	45,834	[a]	12,727,643
AutoNation	4,721	[a]	204,844
AutoZone	4,530	[a]	1,919,316
Bed Bath & Beyond	28,206	[a]	1,999,805
Best Buy	32,803		896,506
CarMax	28,410	[a]	1,311,406
Dollar General	37,732	[a]	1,902,825

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Dollar Tree	28,280	[a]	1,437,755
Expedia	11,971		720,056
Family Dollar Stores	11,720		730,273
GameStop, Cl. A	15,711	[b]	660,333
Gap	36,705		1,531,700
Genuine Parts	19,285		1,505,580
Home Depot	184,222		14,271,678
J.C. Penney	20,198	[a,b]	344,982
Kohl’s	25,813		1,303,815
L Brands	29,794		1,467,355
Lowe’s	135,380		5,537,042
Macy’s	48,393		2,322,864
Netflix	7,217	[a]	1,523,437
Nordstrom	19,372		1,161,158
O’Reilly Automotive	13,858	[a]	1,560,688
PetSmart	13,173		882,459
priceline.com	6,504	[a]	5,379,654
Ross Stores	27,725		1,796,857
Staples	83,872	[b]	1,330,210
Target	80,839		5,566,574
The TJX Companies	91,316		4,571,279
Tiffany & Co.	14,795		1,077,668
TripAdvisor	13,824	[a]	841,467
Urban Outfitters	13,780	[a]	554,232
			79,510,115
Semiconductors & Semiconductor
Equipment—2.1%
Advanced Micro Devices	82,112	[a,b]	335,017
Altera	39,767		1,311,913
Analog Devices	39,273		1,769,641
Applied Materials	149,813		2,233,712
Broadcom, Cl. A	65,384		2,207,364
First Solar	7,628	[a,b]	341,200
Intel	625,578		15,151,499
KLA-Tencor	21,466		1,196,300

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Lam Research	19,918	[a]	883,164
Linear Technology	30,561		1,125,867
LSI	75,504	[a]	539,099
Microchip Technology	23,926	[b]	891,244
Micron Technology	127,147	[a]	1,822,017
NVIDIA	73,219		1,027,263
Teradyne	24,552	[a]	431,379
Texas Instruments	138,370		4,824,962
Xilinx	32,510		1,287,721
			37,379,362
Software & Services—9.4%
Accenture, Cl. A	81,805		5,886,688
Adobe Systems	62,339	[a]	2,840,165
Akamai Technologies	22,882	[a]	973,629
Autodesk	27,611	[a]	937,117
Automatic Data Processing	60,721		4,181,248
BMC Software	16,433	[a]	741,786
CA	41,320		1,182,992
Citrix Systems	23,210	[a]	1,400,259
Cognizant Technology Solutions, Cl. A	37,694	[a]	2,360,021
Computer Sciences	19,692		861,919
eBay	146,290	[a]	7,566,119
Electronic Arts	36,670	[a]	842,310
Fidelity National Information Services	36,526		1,564,774
Fiserv	16,620	[a]	1,452,754
Google, Cl. A	33,818	[a]	29,772,353
International Business Machines	131,206		25,074,779
Intuit	34,768		2,121,891
MasterCard, Cl. A	13,236		7,604,082
Microsoft	946,236		32,673,529
Oracle	463,319		14,233,160
Paychex	40,308	[b]	1,472,048
Red Hat	24,001	[a]	1,147,728
SAIC	37,552	[b]	523,099

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
salesforce.com	67,393	[a]	2,573,065
Symantec	86,002		1,932,465
Teradata	21,452	[a]	1,077,534
Total System Services	20,172		493,811
VeriSign	18,697	[a]	835,008
Visa, Cl. A	63,874		11,672,974
Western Union	70,462		1,205,605
Yahoo!	121,200	[a]	3,043,332
			170,248,244
Technology Hardware & Equipment—6.2%
Amphenol, Cl. A	19,896		1,550,694
Apple	118,132		46,789,723
Cisco Systems	672,579		16,350,395
Corning	184,076		2,619,401
Dell	182,406		2,435,120
EMC	263,710		6,228,830
F5 Networks	10,419	[a]	716,827
FLIR Systems	18,628		502,397
Harris	13,919		685,511
Hewlett-Packard	244,585		6,065,708
Jabil Circuit	24,327		495,784
JDS Uniphase	31,303	[a]	450,137
Juniper Networks	64,013	[a]	1,236,091
Molex	16,689		489,655
Motorola Solutions	34,429		1,987,586
NetApp	46,464		1,755,410
QUALCOMM	217,439		13,281,174
SanDisk	31,325	[a]	1,913,958
Seagate Technology	39,790	[b]	1,783,786
TE Connectivity	52,500		2,390,850
Western Digital	26,982		1,675,312
Xerox	152,191		1,380,372
			112,784,721

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services—2.8%
AT&T	678,315		24,012,351
CenturyLink	76,810		2,715,233
Crown Castle International	36,644	[a]	2,652,659
Frontier Communications	135,514	[b]	548,832
Sprint Nextel	376,271	[a]	2,641,422
Verizon Communications	360,074		18,126,125
Windstream	71,566	[b]	551,774
			51,248,396
Transportation—1.7%
C.H. Robinson Worldwide	19,999		1,126,144
CSX	127,675		2,960,783
Expeditors International of Washington	26,903		1,022,583
FedEx	37,083		3,655,642
Kansas City Southern	13,818		1,464,155
Norfolk Southern	39,330		2,857,325
Ryder System	6,897		419,269
Southwest Airlines	94,431		1,217,216
Union Pacific	58,847		9,078,915
United Parcel Service, Cl. B	89,645		7,752,500
			31,554,532
Utilities—3.3%
AES	76,718		919,849
AGL Resources	14,294		612,641
Ameren	31,418		1,082,036
American Electric Power	60,721		2,719,086
CenterPoint Energy	53,164		1,248,822
CMS Energy	32,486		882,645
Consolidated Edison	36,561		2,131,872
Dominion Resources	72,152		4,099,677
DTE Energy	21,484		1,439,643
Duke Energy	88,299		5,960,182
Edison International	40,643		1,957,367
Entergy	22,179		1,545,433

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Exelon	106,991		3,303,882
FirstEnergy	52,215		1,949,708
Integrys Energy Group	9,923		580,793
NextEra Energy	53,063		4,323,573
NiSource	38,636		1,106,535
Northeast Utilities	39,177		1,646,218
NRG Energy	40,112		1,070,990
ONEOK	26,620		1,099,672
Pepco Holdings	31,659		638,245
PG&E	54,802		2,506,095
Pinnacle West Capital	13,412		743,964
PPL	74,531		2,255,308
Public Service Enterprise Group	63,159		2,062,773
SCANA	17,807		874,324
Sempra Energy	28,256		2,310,211
Southern	108,834		4,802,844
TECO Energy	27,160		466,880
Wisconsin Energy	28,912		1,185,103
Xcel Energy	62,563		1,773,035
			59,299,406
Total Common Stocks
(cost $1,009,786,010)			1,799,916,079
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 9/12/13
(cost $729,941)	730,000	[d]	729,978

Other Investment—.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,784,496)	14,784,496	[e]	14,784,496

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,618,491)	6,618,491 [e]	6,618,491
Total Investments (cost $1,031,918,938)	100.4%	1,822,049,044
Liabilities, Less Cash and Receivables	(.4%)	(7,913,710)
Net Assets	100.0%	1,814,135,334

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $10,649,515 and the value of the collateral held by the fund was $11,467,673, consisting of cash collateral of $6,618,491 and
U.S. Government & Agency securities valued at $4,849,182.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.4	Banks	3.0
Software & Services	9.4	Telecommunication Services	2.8
Pharmaceuticals,		Food & Staples Retailing	2.4
Biotech & Life Sciences	8.4	Household & Personal Products	2.3
Capital Goods	7.7	Real Estate	2.1
Diversified Financials	7.0	Semiconductors &
Technology Hardware & Equipment	6.2	Semiconductor Equipment	2.1
Food, Beverage & Tobacco	5.7	Consumer Services	1.8
Insurance	4.4	Transportation	1.7
Retailing	4.4	Consumer Durables & Apparel	1.2
Health Care Equipment & Services	4.3	Short-Term/Money Market Investments	1.2
Media	3.7	Automobiles & Components	1.0
Utilities	3.3	Commercial & Professional Services	.7
Materials	3.2		100.4

† Based on net assets.
See notes to financial statements.

The Fund	23

STATEMENT OF FINANCIAL FUTURES
June 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2013	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	205	16,392,825	September 2013	(135,778)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,649,515)—Note 1(b):
Unaffiliated issuers	1,010,515,951	1,800,646,057
Affiliated issuers	21,402,987	21,402,987
Cash		1,389,397
Dividends, interest and securities lending income receivable		2,228,086
Receivable for investment securities sold		262,730
Prepaid expenses and other assets		101,654
		1,826,030,911
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		419,899
Liability for securities on loan—Note 1(b)		6,618,491
Payable for shares of Common Stock redeemed		3,425,761
Payable for investment securities purchased		1,165,304
Payable for futures variation margin—Note 4		69,006
Accrued expenses		197,116
		11,895,577
Net Assets ($)		1,814,135,334
Composition of Net Assets ($):
Paid-in capital		1,047,487,373
Accumulated undistributed investment income—net		145,908
Accumulated net realized gain (loss) on investments		(23,492,275)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($135,778) net unrealized
(depreciation) on financial futures]		789,994,328
Net Assets ($)		1,814,135,334

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,600,345,994	213,789,340
Shares Outstanding	45,101,692	6,018,711
Net Asset Value Per Share ($)	35.48	35.52

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,538 foreign taxes withheld at source):
Unaffiliated issuers	19,422,075
Affiliated issuers	6,975
Income from securities lending—Note 1(b)	54,370
Interest	352
Total Income	19,483,772
Expenses:
Management fee—Note 3(a)	2,237,436
Distribution fees—Note 3(b)	254,201
Prospectus and shareholders’ reports	163,665
Directors’ fees and expenses—Note 3(d)	103,701
Professional fees	57,545
Shareholder servicing costs—Note 3(c)	7,269
Loan commitment fees—Note 2	5,193
Interest expense—Note 2	2,362
Miscellaneous	64,643
Total Expenses	2,896,015
Less—reduction in expenses due to earnings credits—Note 3(c)	(5)
Net Expenses	2,896,010
Investment Income—Net	16,587,762
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	30,987,532
Net realized gain (loss) on financial futures	2,761,497
Net Realized Gain (Loss)	33,749,029
Net unrealized appreciation (depreciation) on investments	185,566,687
Net unrealized appreciation (depreciation) on financial futures	(115,280)
Net Unrealized Appreciation (Depreciation)	185,451,407
Net Realized and Unrealized Gain (Loss) on Investments	219,200,436
Net Increase in Net Assets Resulting from Operations	235,788,198

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	16,587,762	34,469,105
Net realized gain (loss) on investments	33,749,029	16,948,123
Net unrealized appreciation
(depreciation) on investments	185,451,407	201,042,581
Net Increase (Decrease) in Net Assets
Resulting from Operations	235,788,198	252,459,809
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(14,952,302)	(31,531,984)
Service Shares	(1,677,921)	(3,238,424)
Net realized gain on investments:
Initial Shares	(18,648,547)	(77,220,676)
Service Shares	(2,287,662)	(8,527,384)
Total Dividends	(37,566,432)	(120,518,468)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	73,619,473	170,865,184
Service Shares	18,177,306	26,033,937
Dividends reinvested:
Initial Shares	33,600,849	108,752,660
Service Shares	3,965,583	11,765,808
Cost of shares redeemed:
Initial Shares	(225,604,906)	(343,644,715)
Service Shares	(14,548,752)	(34,603,925)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(110,790,447)	(60,831,051)
Total Increase (Decrease) in Net Assets	87,431,319	71,110,290
Net Assets ($):
Beginning of Period	1,726,704,015	1,655,593,725
End of Period	1,814,135,334	1,726,704,015
Undistributed investment income—net	145,908	188,369

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Initial Shares
Shares sold	2,123,927	5,457,760
Shares issued for dividends reinvested	964,074	3,454,350
Shares redeemed	(6,371,288)	(10,985,766)
Net Increase (Decrease) in Shares Outstanding	(3,283,287)	(2,073,656)
Service Shares
Shares sold	520,702	835,289
Shares issued for dividends reinvested	113,653	373,230
Shares redeemed	(419,664)	(1,103,497)
Net Increase (Decrease) in Shares Outstanding	214,691	105,022

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013				Year Ended December 31,
Initial Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	31.86		29.48	29.67	26.31	22.98	37.40
Investment Operations:
Investment income—net[a]	.32		.63	.54	.48	.48	.64
Net realized and unrealized
gain (loss) on investments	4.02		3.95	02	3.37	4.85	(14.40)
Total from
Investment Operations	4.34		4.58	.56	3.85	5.33	(13.76)
Distributions:
Dividends from
investment income—net	(.33)		(.64)	(.55)	(.49)	(.48)	(.66)
Dividends from net realized
gain on investments	(.39)		(1.56)	(.20)	—	(1.52)	—
Total Distributions	(.72)		(2.20)	(.75)	(.49)	(2.00)	(.66)
Net asset value,
end of period	35.48		31.86	29.48	29.67	26.31	22.98
Total Return (%)	13.66	[b]	15.74	1.88	14.84	26.33	(37.14)
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.29	[c]	.28	.27	.27	.29	.28
Ratio of net expenses
to average net assets	.29	[c]	.28	.27	.27	.29	.28
Ratio of net investment
income to average
net assets	1.84	[c]	2.02	1.81	1.78	2.12	2.04
Portfolio Turnover Rate	1.18	[b]	3.13	3.27	4.46	5.42	4.69
Net Assets, end of period
($ x 1,000)	1,600,346		1,541,577	1,487,417 1,635,095		1,593,165	1,464,344

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Service Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	31.90		29.51	29.70	26.34	23.00	37.41
Investment Operations:
Investment income—net[a]	.28		.56	.47	.41	.43	.57
Net realized and unrealized
gain (loss) on investments	4.01		3.96	.02	3.38	4.85	(14.42)
Total from Investment Operations	4.29		4.52	.49	3.79	5.28	(13.85)
Distributions:
Dividends from
investment income—net	(.28)		(.57)	(.48)	(.43)	(.42)	(.56)
Dividends from net realized
gain on investments	(.39)		(1.56)	(.20)	—	(1.52)	—
Total Distributions	(.67)		(2.13)	(.68)	(.43)	(1.94)	(.56)
Net asset value, end of period	35.52		31.90	29.51	29.70	26.34	23.00
Total Return (%)	13.52	[b]	15.47	1.62	14.54	26.05	(37.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.54	[c]	.53	.52	.52	.54	.53
Ratio of net expenses
to average net assets	.54	[c]	.53	.52	.52	.54	.53
Ratio of net investment income
to average net assets	1.60	[c]	1.78	1.56	1.53	1.86	1.72
Portfolio Turnover Rate	1.18	[b]	3.13	3.27	4.46	5.42	4.69
Net Assets, end of period
($ x 1,000)	213,789		185,127	168,177	168,782	150,369	124,614

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation:The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	1,798,231,878	—	—	1,798,231,878
Equity Securities—
Foreign
Common Stocks†	1,684,201	—	—	1,684,201

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Mutual Funds	21,402,987	—	—	21,402,987
U.S. Treasury	—	729,978	—	729,978
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(135,778)	—	—	(135,778)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013, The Bank of New York Mellon earned $23,301 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2012	($)	Purchases ($)	Sales ($)	6/30/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	20,880,219		89,945,122	96,040,845	14,784,496.8
Dreyfus
Institutional
Cash
Advantage
Fund	13,336,773		56,471,737	63,190,019	6,618,491.4
Total	34,216,992		146,416,859	159,230,864	21,402,987		1.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $36,613,092 and long-term capital gains $83,905,376.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2013 was approximately $421,000 with a related weighted average annualized interest rate of 1.13%.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“the Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, the fund’s custody fee is included in the management fee.

Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2013, Service shares were charged $254,201 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2013, Initial shares were charged $6,264 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $633 for transfer agency services and $38 for cash management services. Cash management fees were partially offset by earnings credits of $5.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $21 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $368,595, Distribution Plan fees $44,454, Shareholder Services Plan fees $2,000, Chief Compliance Officer fees $4,630 and transfer agency fees $220.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2013, amounted to $21,205,954 and $141,400,237, respectively.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Equity financial futures	20,766,387

At June 30, 2013, accumulated net unrealized appreciation on investments was $790,130,106, consisting of $880,860,755 gross unrealized appreciation and $90,730,649 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased byTribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to theTribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. If successful, the motion would dismiss nearly 50 cases in the Tribune MDL in full, but not the FitzSimons case.

Per order of the Court, the FitzSimons case remains stayed until a decision is rendered on the motion to dismiss the other cases in theTribune MDL. No response to the Fifth Amended Complaint is currently required.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked in the first quartile of the Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the

Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus.The Board also noted the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Index Manager were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of the fund and the services provided to the fund by Dreyfus and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 13, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	August 13, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)